Investment in associates (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about investment property [abstract]
Disclosure Of Activity Related Of Investment
The following table summarizes the activity related to Polestar's investment in Polestar Times Technology:

Balance as of January 1, 2024	—
Investment in Polestar Times Technology	4,900
Elimination of effects of downstream sales	(550)
Recognized share of losses in Polestar Times Technology	(4,350)
Balance as of June 30, 2024	$—
The following table summarizes the activity related to Polestar's unrecognized losses in Polestar Times Technology:

Unrecognized balance as of January 1, 2024	(1,407)
Unrecognized effects of downstream sales	(6,386)
Unrecognized share of losses in Polestar Times Technology	(29,231)
Unrecognized balance as of June 30, 2024	$(37,024)

Disclosure Of Financial Information Own Financial Statements
The following table provides summarized financial information from Polestar Times Technology's financial statements and a reconciliation to the carrying amount of Polestar's investment:

For the six months ended June 30,
2024
Polestar's percentage ownership interest	46.2%
Non-current assets	44,759
Current assets	60,806
Non-current liabilities	(21,379)
Current liabilities	(132,663)
Net liabilities	$(48,477)
Less capital reserves	(29,492)
Adjusted Net liabilities	$(77,969)
The Group's share of net liabilities	(36,021)
Elimination of effects of downstream sales	(550)
Unrecognized effects of downstream sales	6,386
Unrecognized losses in Polestar Times Technology	29,231
Other reconciling items	954
Carrying amount of the Group's investment in Polestar Times Technology	$—

Revenue	44,490
Net loss	(70,851)
Other comprehensive loss	(1,836)
Total comprehensive loss	(72,687)
The Group's share of losses in Polestar Times Technology	$(33,581)